Document And Entity Information	Nov. 04, 2020
Document Information Line Items
Entity Registrant Name	FALCON MINERALS CORPORATION
Trading Symbol	FLMN
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001703785
Document Period End Date	Nov. 04, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38158
Entity Tax Identification Number	82-0820780
Entity Address, Address Line One	510 Madison Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	506-5925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Security Exchange Name	NASDAQ